Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Allowance for Loan Losses

NOTE 4—ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agriculture loans, Commercial Real Estate – Owner Occupied loans, Commercial Real Estate – Non-owner Occupied loans, Residential Real Estate loans, Real Estate Construction loans and Consumer and Other loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Citizens’ credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the consolidated balance sheet date. The Company considers the allowance for loan losses of $14,268 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2014. The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2014 and December 31, 2013. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2014

Allowance for loan losses:

Beginning balance	$2,841	$3,263	$4,296	$5,224	$184	$214	$506	$16,528
Charge-offs	(338)	(1,661)	(198)	(2,449)	—	(135)	—	(4,781)
Recoveries	249	363	50	292	6	61	—	1,021
Provision	(930)	615	650	680	238	56	191	1,500

Ending Balance	$1,822	$2,580	$4,798	$3,747	$428	$196	$697	$14,268

For the year ended December 31, 2014, the allowance for Commercial and Agriculture loans was reduced not only by charge-offs, but also due to a decrease in both the loan balances outstanding and the specific reserve required for this type, which was driven by a decrease in the volume of impaired loans and classified loans. The net result of these changes was represented as a decrease in the provision. The decrease in the allowance for Commercial Real Estate—Owner Occupied loans was the result of eleven charge-offs, but also due to a decrease in loan balances outstanding and a decline in nonaccrual loans. The result of these changes was represented as a decrease in the allowance. The increase in the allowance for Commercial Real Estate—Non-Owner Occupied loans was the result of increasing loan balances and increased past-due balances. The allowance for Real Estate Construction loans increased as a result of a significant increase in loan balances. The ending reserve balance for Residential Real Estate loans declined from the end of the previous year due to charge-offs of loans that had a specific reserve previously applied. Additionally, a single relationship resulted in losses of $1,436 related to protecting the Company’s collateral. The net result of the changes was represented as a decrease in the allowance. The allowance for Consumer and Other loans decreased slightly during the year. While loan balances are up, loss rates continue to decrease resulting in the allowance being slightly lower. While we have seen improvement in asset quality, given the uncertainty in the economy, management determined that it was appropriate to maintain unallocated reserves at a slightly higher level at this time.

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013

Allowance for loan losses:

Beginning balance	$2,811	$4,836	$5,303	$5,780	$349	$246	$417	$19,742
Charge-offs	(483)	(989)	(815)	(2,907)	(136)	(220)	—	(5,550)
Recoveries	141	265	184	458	108	80	—	1,236
Provision	372	(849)	(376)	1,893	(137)	108	89	1,100

Ending Balance	$2,841	$3,263	$4,296	$5,224	$184	$214	$506	$16,528

For the year ended December 31, 2013, the allowance for Commercial Real Estate loans was reduced not only by charge-offs, but also due to the specific reserve required for impaired loans within this segment. The net result of these changes was represented as a decrease in the provision. The allowance for Real Estate Construction loans was reduced as a result of changes to specific reserves required for impaired loans and a reduction in the historical charge-offs for this segment. The result of these changes was represented as a decrease in the provision. The ending reserve balance for Residential Real Estate loans declined from the end of the previous year due to charge-offs during the period. Since these charged-off loans already had specific reserves assigned to them, we no longer need to carry as large a reserve for this segment. While we have seen improvement in asset quality, given the uncertainty in the economy, management determined that it was appropriate to maintain unallocated reserves at a higher level at this time.

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2014
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$641	$57	$20	$305	$—	$—	$—	$1,023

Ending balance:
Collectively evaluated for impairment	$1,181	$2,523	$4,778	$3,442	$428	$196	$697	$13,245

Ending balance	$1,822	$2,580	$4,798	$3,747	$428	$196	$697	$14,268

Loan balances outstanding:

Ending balance:
Individually evaluated for impairment	$2,304	$3,557	$2,175	$3,108	$—	$5		$11,149

Ending balance:
Collectively evaluated for impairment	$111,882	$139,457	$306,491	$265,402	$65,452	$15,024		$903,708

Ending balance	$114,186	$143,014	$308,666	$268,510	$65,452	$15,029		$914,857

	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Unallocated	Total
December 31, 2013
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$1,262	$390	$55	$802	$—	$—	$—	$2,509

Ending balance:
Collectively evaluated for impairment	$1,579	$2,873	$4,241	$4,422	$184	$214	$506	$14,019

Ending balance	$2,841	$3,263	$4,296	$5,224	$184	$214	$506	$16,528

Loan balances outstanding:

Ending balance:
Individually evaluated for impairment	$3,869	$6,792	$3,383	$4,005	$—	$8		$18,057

Ending balance:
Collectively evaluated for impairment	$112,006	$154,222	$279,449	$246,686	$39,964	$10,857		$843,184

Ending balance	$115,875	$161,014	$282,832	$250,691	$39,964	$10,865		$861,241

The following table represents credit exposures by internally assigned risk ratings for the periods ended December 31, 2014 and 2013. The remaining loans in Residential Real Estate, Real Estate Construction and Consumer and Other loans that are not assigned a risk grade are presented in a separate table below. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk rating system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•	Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Citizens will sustain some loss if the deficiencies are not corrected.

•	Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2014	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$107,903	$128,222	$298,237	$100,810	$59,584	$5,651	$700,407
Special Mention	3,446	5,492	6,305	697	19	—	15,959
Substandard	2,837	9,300	4,124	8,834	41	46	25,182
Doubtful	—	—	—	—	—	—	—

Ending Balance	$114,186	$143,014	$308,666	$110,341	$59,644	$5,697	$741,548

December 31, 2013	Commercial & Agriculture	Commercial Real Estate— Owner Occupied	Commercial Real Estate— Non-Owner Occupied	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$107,923	$143,531	$272,407	$98,700	$35,495	$2,252	$660,308
Special Mention	2,038	4,334	4,811	986	21	—	12,190
Substandard	5,914	13,149	5,614	8,175	—	70	32,922
Doubtful	—	—	—	2,349	—	—	2,349

Ending Balance	$115,875	$161,014	$282,832	$110,210	$35,516	$2,322	$707,769

The following tables present performing and nonperforming loans based solely on payment activity for the periods ended December 31, 2014 and December 31, 2013 that have not been assigned an internal risk grade. The types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2014
Performing	$158,169	$5,808	$9,332	$173,309
Nonperforming	—	—	—	—

Total	$158,169	$5,808	$9,332	$173,309

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2013
Performing	$140,481	$4,448	$8,543	$153,472
Nonperforming	—	—	—	—

Total	$140,481	$4,448	$8,543	$153,472

Following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2014 and 2013.

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$58	$—	$187	$245	$113,941	$114,186	$—
Commercial Real Estate—Owner Occupied	622	251	657	1,530	141,484	143,014	—
Commercial Real Estate—Non-Owner Occupied	521	5	2,103	2,629	306,037	308,666	—
Residential Real Estate	1,923	721	2,347	4,991	263,519	268,510	—
Real Estate Construction	33	—	8	41	65,411	65,452	—
Consumer and Other	131	8	19	158	14,871	15,029	—

Total	$3,288	$985	$5,321	$9,594	$905,263	$914,857	$—

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$105	$—	$443	$548	$115,327	$115,875	$—
Commercial Real Estate—Owner Occupied	253	188	1,643	2,084	158,930	161,014	—
Commercial Real Estate—Non-Owner Occupied	208	13	455	676	282,156	282,832	—
Residential Real Estate	3,140	1,084	5,531	9,755	240,936	250,691	—
Real Estate Construction	—	—	—	—	39,964	39,964	—
Consumer and Other	170	20	—	190	10,675	10,865	—

Total	$3,876	$1,305	$8,072	$13,253	$847,988	$861,241	$—

The following table presents loans on nonaccrual status as of December 31, 2014 and 2013.

	2014	2013
Commercial & Agriculture	$1,264	$1,590
Commercial Real Estate—Owner Occupied	3,403	6,360
Commercial Real Estate—Non-Owner Occupied	2,134	3,249
Residential Real Estate	6,674	9,210
Real Estate Construction	41	—
Consumer and Other	42	50

Total	$13,558	$20,459

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.

Modifications: A modification of a loan constitutes a troubled debt restructuring (“TDR”) when the Company for economic or legal reasons related to a borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial Real Estate loans modified in a TDR often involve reducing the interest rate lower than the current market rate for new debt with similar risk. Real Estate loans modified in a TDR were primarily comprised of interest rate reductions where monthly payments were lowered to accommodate the borrowers’ financial needs.

Loans modified in a TDR are typically already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired loans that have been modified in a TDR are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates. As of December 31, 2014, TDRs accounted for $895 of the allowance for loan losses.

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2014 and December 31, 2013 were as follows:

	For the Twelve Month Period Ended December 31, 2014			For the Twelve Month Period Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—	—	$—	$—
Commercial Real Estate—Owner Occupied	—	—	—	2	547	547
Commercial Real Estate—Non-Owner Occupied	—	—	—	—	—	—
Residential Real Estate	9	619	554	—	—	—
Real Estate Construction	1	35	35	—	—	—
Consumer and Other	—	—	—	—	—	—

Total Loan Modifications	10	$654	$589	2	$547	$547

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans. During both the twelve month period ended December 31, 2014 and December 31, 2013, there were no defaults on loans that were modified and considered TDRs during the respective twelve previous months.

Impaired Loans: Larger (greater than $500) commercial loans and commercial real estate loans, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2014 and 2013.

	December 31, 2014			December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$1,377	$1,504		$1,525	$1,657
Commercial Real Estate—Owner Occupied	2,961	3,327		2,891	3,027
Commercial Real Estate—Non-Owner Occupied	92	140		3,092	3,187
Residential Real Estate	1,893	3,487		1,202	2,263
Consumer and Other	5	5		8	8

Total	6,328	8,463		8,718	10,142

With an allowance recorded:
Commercial & Agriculture	927	1,056	$641	2,344	2,437	$1,262
Commercial Real Estate—Owner Occupied	596	643	57	3,901	4,201	390
Commercial Real Estate—Non-Owner Occupied	2,083	2,287	20	291	295	55
Residential Real Estate	1,215	1,223	305	2,803	4,021	802

Total	4,821	5,209	1,023	9,339	10,954	2,509

Total:
Commercial & Agriculture	2,304	2,560	641	3,869	4,094	1,262
Commercial Real Estate—Owner Occupied	3,557	3,970	57	6,792	7,228	390
Commercial Real Estate—Non-Owner Occupied	2,175	2,427	20	3,383	3,482	55
Residential Real Estate	3,108	4,710	305	4,005	6,284	802
Consumer and Other	5	5	—	8	8	—

Total	$11,149	$13,672	$1,023	$18,057	$21,096	$2,509

For the year ended:	December 31, 2014		December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$3,316	$104	$4,761	$186
Commercial Real Estate—Owner Occupied	5,720	219	6,064	436
Commercial Real Estate—Non-Owner Occupied	2,767	40	5,855	85
Residential Real Estate	3,510	207	5,038	282
Real Estate Construction	—	—	302	—
Consumer and Other	6	—	31	—

Total	$15,319	$570	$22,051	$989